Credit risks and concentration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Revenues	$ 264,978	$ 145,747	$ 87,122
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Internet search company [Member]
Concentration Risk [Line Items]
Percentage of total	45.00%	42.00%